COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
16.
COMMITMENTS AND CONTINGENCIES

Capital and other commitments

The Group did not have any other significant capital, other commitments or long-term obligations as of December 31, 2025, other than the items disclosed in Note 14.

Contingencies

The Group are currently not a party to any material legal or administrative proceedings. The Group may from time to time be subject to various legal or administrative claims and proceedings arising in the ordinary course of business. Litigation or any other legal or administrative proceeding, regardless of the outcome, is likely to result in substantial cost and diversion of the Group’s resources, including the Group’s management’s time and attention.